Long-term Debt - Summary of Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 0	$ 38,311	$ 40,532
Long-term portion of long-term debt		0	38,311
Less current portion of long-term debt		0	0
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	[1]	0	9,188
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	[1]	$ 0	$ 29,123

[1]

1) The first and second term loans issued under the consolidated loan agreement with SALP were secured by all the assets of the Company and required that certain covenants be respected including maintaining an adjusted working capital ratio. In February 2022, these loans were repaid in full and the related security interests were released.